Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories
(a)	Inventories as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Finished goods	￦	1,285,552	2,583,191
Merchandise		751,245	1,326,736
Semi-finished goods		1,626,855	2,902,717
Raw materials		1,980,518	3,777,112
Fuel and materials		876,593	917,906
Construction inventories		1,521,206	1,597,719
Materials-in-transit		1,664,770	3,051,786
Others		61,086	101,133

		9,767,825	16,258,300

Less: Allowance for inventories valuation		(131,642)	(161,929)

	￦	9,636,183	16,096,371

Changes of Allowance for Inventories Valuation
(b)	The changes in allowance for inventories valuation for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Beginning	￦	206,782	216,143	131,642
Loss on valuation of inventories		96,201	54,014	78,783
Realization on sale of inventories		(79,419)	(132,707)	(49,528)
Others		(7,421)	(5,808)	1,032

Ending	￦	216,143	131,642	161,929